Earnings Per Share	6 Months Ended	12 Months Ended
	Aug. 31, 2022	Feb. 28, 2022
NET LOSS PER SHARE
Earnings Per Share

Note 11 – Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per common share:

	For the six months ended
	August 31, 2022	August 31, 2021
Numerator - basic and diluted
Net Loss	$(2,982,763)	$(2,364,123)
Denominator
Weighted average number of common shares outstanding — basic	42,752,532	39,290,499
Weighted average number of common shares outstanding — diluted	42,752,532	39,290,499
Loss per common share — basic	$(0.07)	$(0.06)
Loss per common share — diluted	$(0.07)	$(0.06)

Note 11 - Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per common share:

	For the years ended
	February 28, 2022	February 28, 2021
Numerator - basic and diluted
Net Loss	$(4,940,548)	$(4,378,074)
Denominator
Weighted average number of common shares outstanding —basic	40,840,413	33,702,858
Weighted average number of common shares outstanding —diluted	40,840,413	33,702,858
Loss per common share — basic	$(0.12)	$(0.13)
Loss per common share — diluted	$(0.12)	$(0.13)